Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 437	€ 483
Standby letters of credit	12	12
Share of contingent liabilities incurred in relation to interests in joint ventures	49	39
Other guarantees	14	16
Other commitments and contingent liabilities	€ 7	€ 32